Basis of Presentation	6 Months Ended
Jun. 30, 2016
Basis of Presentation [Abstract]
Basis of Presentation
NOTE 2 - BASIS OF PRESENTATION
The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Partners' consolidated financial positions, statement of partner's capital, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Partners' 2015 Annual Report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).
Vessel held for sale: Vessels are classified as "Vessel held for sale" when all of the following criteria are met: management has committed to a plan to sell the vessel; the vessel is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of vessels; an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; the sale of the vessel is probable and transfer of the vessel is expected to qualify for recognition as a completed sale within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be held for sale.
The accompanying consolidated financial statements include the following entities and chartered-in vessels:

		Country of	Statements of operations
Company name	Vessel name	incorporation	2016	2015
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 06/30	1/01 - 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fairy Shipping Corporation	YM Utmost	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Limestone Shipping Corporation	YM Unity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Dune Shipping Corp.	MSC Cristina	Marshall Is.	1/01 - 06/30	4/22 - 06/30
Citrine Shipping Corporation	—	Marshall Is.	—	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	—	1/01 - 03/05
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	—	1/01 - 02/28
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 06/30	1/01 - 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 - 06/30	1/01 - 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 - 06/30	1/01 - 06/30

(*)	Not a vessel-owning subsidiary and only holds right to a charter-in contract.